TAXES ON INCOME (Schedule of Reconciliation of Weighted Average Tax Rate Applicable to Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Income Taxes [Abstract]
Loss before taxes (Percentage)	23.00%	23.00%	23.00%
Loss before taxes	$ (9,221)	$ (60,614)	$ (24,951)
Theoretical tax benefit	(2,121)	(13,941)	(5,739)
Disallowed deductions (tax exempt income):
Loss (gain) on adjustment of warrants to fair value	(4,056)	2,542	(1,478)
Share-based compensation	261	534	516
Impairment of intangible asset	232	1,542	0
Other	11	11	11
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	5,673	9,312	6,690
Taxes on income for the reported year	$ 0	$ 0	$ 0